INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of components for loss before income taxes	The components for loss before income taxes consisted of the following:

	Year ended December 31,
	2021	2020
United States	$(38,396)	$(55,936)
International	(186)	160
	$(38,582)	$(55,776)

Schedule of provision for (benefit from) income taxes

The provision for (benefit from) income taxes consisted of the following:

	Year ended December 31,
	2021	2020
Current tax expense:
Federal	$—	$(282)
State	18	74
International	121	107
	139	(101)
Deferred
Federal	42	(9,513)
State	142	(4,422)
International	—	(6)
	184	(13,941)
Total provision (benefit) for income taxes	$323	$(14,042)

Schedule of deferred income tax assets and liabilities

Components of the Company’s deferred income tax assets and liabilities are as follows:

	Year ended December 31,
	2021	2020
Accrued bonus and vacation	$308	$169
Allowance for doubtful accounts	1,649	1,584
Charity deduction carryover	1	—
Deferred rent	12	29
Deferred revenue	5,212	5,771
Accrued expenses	1,256	904
Fixed assets	(1,588)	(871)
Intangible assets	(16,533)	(17,777)
Other	384	429
Inventory	162	51
State tax	7	7
Interest expense limitation	12,328	7,412
Net operating loss	31,901	26,302
Total non-current	35,099	24,010
Valuation allowance	(35,611)	(24,338)
Total net deferred tax liability	$(512)	$(328)

Schedule of effective income tax rate reconciliation

The provision for (benefit from) income taxes differ from the amounts computed by applying the U.S. federal income tax rate to income (loss) before income taxes for the following reasons:

	Year ended December 31,
	2021	2020
Federal tax at statutory rate	21.00%	21.00%
State, net of federal benefit	9.05	9.08
Permanent differences	0.74	(0.45)
Prior year payable true ups	—	0.44
Adjustment to deferred through goodwill	—	25.33
Foreign rate differential	(0.23)	(0.09)
Change in valuation allowance	(31.29)	(30.14)
Other	(0.11)	0.02
Effective tax rate	(0.84)%	25.19%